Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Company's and National Bank of Commerce's Capital Amounts and Ratios

The Company’s and its banking subsidiaries, NBC and ULB, actual capital amounts (in thousands) and ratios are also presented in the table below. ULB’s ratios are not presented as of December 31, 2013 as it was not acquired until December 15, 2014.

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2014
Total Capital (to Risk Weighted Assets)
National Commerce Corporation	$106,289	11.75%	$72,367	8.00%	N/A	N/A
National Bank of Commerce	$84,148	11.42%	$58,948	8.00%	$73,685	10.00%
United Legacy Bank	$18,731	11.31%	$13,249	8.00%	$16,561	10.00%
Tier 1 Capital (to Risk Weighted Assets)
National Commerce Corporation	$96,487	10.66%	$36,205	4.00%	N/A	N/A
National Bank of Commerce	$74,927	10.16%	$29,499	4.00%	$44,248	6.00%
United Legacy Bank	$18,731	11.31%	$6,625	4.00%	$9,937	6.00%
Tier 1 Capital (to Average Assets)
National Commerce Corporation	$96,487	10.68%	$36,137	4.00%	N/A	N/A
National Bank of Commerce	$74,927	8.57%	$34,972	4.00%	$43,715	5.00%
United Legacy Bank	$18,731	8.60%	$8,712	4.00%	$10,890	5.00%

As of December 31, 2013
Total Capital (to Risk Weighted Assets)
National Commerce Corporation	$92,718	15.83%	$46,847	8.00%	N/A	N/A
National Bank of Commerce	$91,918	15.71%	$46,803	8.00%	$58,504	10.00%
Tier 1 Capital (to Risk Weighted Assets)
National Commerce Corporation	$85,376	14.58%	$23,423	4.00%	N/A	N/A
National Bank of Commerce	$84,583	14.46%	$23,402	4.00%	$35,103	6.00%
Tier 1 Capital (to Average Assets)
National Commerce Corporation	$85,376	12.18%	$28,043	4.00%	N/A	N/A
National Bank of Commerce	$84,583	12.07%	$28,042	4.00%	$35,053	5.00%